UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP CORE FUND

FORM N-Q

JANUARY 31, 2015

CLEARBRIDGE MID CAP CORE FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 3.6%
Autoliv Inc.	230,000	$24,393,800
Goodyear Tire & Rubber Co.	1,250,000	30,300,000

Total Auto Components		54,693,800

Hotels, Restaurants & Leisure - 1.4%
Wynn Resorts Ltd.	142,000	21,008,900

Leisure Products - 1.6%
Polaris Industries Inc.	165,000	23,857,350

Media - 0.9%
Sinclair Broadcast Group Inc.	525,000	12,988,500

Specialty Retail - 7.1%
Foot Locker Inc.	510,000	27,142,200
Ross Stores Inc.	316,000	28,980,360
Signet Jewelers Ltd.	267,000	32,336,370
Tractor Supply Co.	250,000	20,292,500

Total Specialty Retail		108,751,430

Textiles, Apparel & Luxury Goods - 2.0%
Hanesbrands Inc.	280,000	31,186,400

TOTAL CONSUMER DISCRETIONARY		252,486,380

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.9%
Casey’s General Stores Inc.	325,000	29,672,500

Food Products - 1.0%
Post Holdings Inc.	316,000	14,931,000	*

TOTAL CONSUMER STAPLES		44,603,500

ENERGY - 5.0%
Energy Equipment & Services - 2.9%
Cameron International Corp.	325,000	14,553,500	*
FMC Technologies Inc.	430,000	16,116,400	*
Oil States International Inc.	335,000	13,758,450	*

Total Energy Equipment & Services		44,428,350

Oil, Gas & Consumable Fuels - 2.1%
Newfield Exploration Co.	725,000	21,590,500	*
Stone Energy Corp.	750,000	10,560,000	*

Total Oil, Gas & Consumable Fuels		32,150,500

TOTAL ENERGY		76,578,850

FINANCIALS - 16.9%
Banks - 5.3%
CIT Group Inc.	560,000	24,539,200
Citizens Financial Group Inc.	624,800	14,932,720
M&T Bank Corp.	165,000	18,671,400
Signature Bank	190,000	22,254,700	*

Total Banks		80,398,020

Capital Markets - 1.7%
Lazard Ltd., Class A Shares	550,000	25,190,000

Consumer Finance - 2.2%
Navient Corp.	1,000,000	19,740,000
SLM Corp.	1,600,000	14,576,000

Total Consumer Finance		34,316,000

Insurance - 3.1%
Arch Capital Group Ltd.	370,000	21,448,900	*
Axis Capital Holdings Ltd.	500,000	25,450,000

Total Insurance		46,898,900

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP CORE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities Inc.	245,000	$23,892,400
Liberty Property Trust	515,000	20,754,500
Starwood Property Trust Inc.	1,050,000	25,126,500

Total Real Estate Investment Trusts (REITs)		69,773,400

TOTAL FINANCIALS		256,576,320

HEALTH CARE - 14.5%
Biotechnology - 4.2%
Alkermes PLC	475,000	34,318,750	*
BioMarin Pharmaceutical Inc.	300,000	29,148,000	*

Total Biotechnology		63,466,750

Health Care Equipment & Supplies - 2.8%
Cooper Cos. Inc.	90,000	14,188,500
Zimmer Holdings Inc.	260,000	29,146,000

Total Health Care Equipment & Supplies		43,334,500

Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.	315,000	29,940,750
Humana Inc.	205,000	30,020,200
Mednax Inc.	560,000	38,018,400	*

Total Health Care Providers & Services		97,979,350

Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc.	425,000	16,052,250

TOTAL HEALTH CARE		220,832,850

INDUSTRIALS - 16.1%
Aerospace & Defense - 3.0%
Rockwell Collins Inc.	300,000	25,686,000
Teledyne Technologies Inc.	205,000	19,483,200	*

Total Aerospace & Defense		45,169,200

Airlines - 1.2%
Alaska Air Group Inc.	280,000	19,003,600

Commercial Services & Supplies - 2.3%
Cintas Corp.	450,000	35,415,000

Electrical Equipment - 1.8%
Rockwell Automation Inc.	250,000	27,230,000

Machinery - 5.3%
Allison Transmission Holdings Inc.	1,010,000	31,633,200
Lincoln Electric Holdings Inc.	260,000	17,656,600
Snap-on Inc.	235,000	31,186,850

Total Machinery		80,476,650

Professional Services - 2.5%
Towers Watson & Co., Class A Shares	320,000	37,920,000

TOTAL INDUSTRIALS		245,214,450

INFORMATION TECHNOLOGY - 17.6%
Electronic Equipment, Instruments & Components - 4.7%
CDW Corp.	725,000	24,838,500
FEI Co.	280,000	23,021,600
IPG Photonics Corp.	325,000	24,258,000	*

Total Electronic Equipment, Instruments & Components		72,118,100

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP CORE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY		SHARES	VALUE
IT Services - 1.8%
Alliance Data Systems Corp.		96,000	$27,727,680	*

Semiconductors & Semiconductor Equipment - 0.7%
Xilinx Inc.		290,000	11,186,750

Software - 8.6%
Amdocs Ltd.		620,000	29,871,600
Aspen Technology Inc.		740,000	26,155,300	*
Autodesk Inc.		480,000	25,922,400	*
Check Point Software Technologies Ltd.		425,000	32,797,250	*
Mentor Graphics Corp.		685,000	15,761,850

Total Software			130,508,400

Technology Hardware, Storage & Peripherals - 1.8%
Seagate Technology PLC		475,000	26,809,000

TOTAL INFORMATION TECHNOLOGY			268,349,930

MATERIALS - 4.4%
Chemicals - 1.3%
Methanex Corp.		460,000	20,286,000

Containers & Packaging - 3.1%
Crown Holdings Inc.		570,000	25,256,700	*
Owens-Illinois Inc.		900,000	21,015,000	*

Total Containers & Packaging			46,271,700

TOTAL MATERIALS			66,557,700

UTILITIES - 3.5%
Electric Utilities - 3.5%
Northeast Utilities		470,000	26,122,600
Portland General Electric Co.		675,000	26,797,500

TOTAL UTILITIES			52,920,100

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,064,876,528)			1,484,120,080

	RATE
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $36,102,002)	0.088%	36,102,002	36,102,002

TOTAL INVESTMENTS - 99.9% (Cost - $1,100,978,530#)			1,520,222,082
Other Assets in Excess of Liabilities - 0.1%			2,156,898

TOTAL NET ASSETS - 100.0%			$1,522,378,980

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,484,120,080	—	—	$1,484,120,080

Short-term investments†	36,102,002	—	—	36,102,002

Total investments	$1,520,222,082	—	—	$1,520,222,082

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$466,608,306
Gross unrealized depreciation	(47,364,754)

Net unrealized appreciation	$419,243,552

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 16, 2015